Inventory - Schedule of Inventory (Details) (Sound Concepts, Inc.) - Sound Concepts, Inc. [Member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Raw materials	$ 57,000	$ 64,000
Finished goods	97,000	340,000
Total inventory	154,000	404,000
Less inventory reserve	(31,000)	(97,000)
Total inventory, net	$ 123,000	$ 307,000